united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard A. Malinowski, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Principal ($)		Fair Value
	ALTERNATIVE-A/PRIME RESIDENTIAL MORTGAGE BACKED SECURITIES - 22.3%
3,119,868	Alternative Loan Trust 2004-29CB, 5.500% due 1/25/2035	$ 430,807
726,325	Alternative Loan Trust 2005-22T1, 3.854% due 6/25/2035	104,663
221,648	Alternative Loan Trust 2005-36, 3.241% due 8/25/2035	61,979
793,222	Alternative Loan Trust 2005-65CB, 1.966% due 1/25/2036	609,628
2,567,186	Alternative Loan Trust 2006-OA6, 1.486% due 7/25/2046	1,811,635
277,397	Alternative Loan Trust 2006-OA11, 1.406% due 9/25/2046	238,612
781,407	Alternative Loan Trust 2006-36T2, 2.116% due 12/25/2036	435,759
208,623	American Home Mortgage Assets Trust 2006-2, 1.692% due 9/25/2046	173,368
1,230,722	American Home Mortgage Investment Trust 2006-3, 1.446% due 12/25/2046	795,128
64,971	Banc of America Funding 2004-C Trust, 3.230% due 12/20/2034	58,858
128,863	Banc of America Funding 2005-F Trust, 1.522% due 9/20/2035	92,349
2,000,000	Banc of America Funding 2006-D Trust, 1.492% due 5/20/2036	973,457
5,000,000	Bayview Commercial Asset Trust 2007-6, 2.716% due 12/25/2037, 144A (b)	3,401,032
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 2.572% due 6/28/2044	1,760,276
266,620	BCAP LLC Trust 2006-AA2, 1.386% due 1/25/2037, 144A (b)	233,740
60,352	Bear Stearns ARM Trust 2002-1, 4.030% due 2/25/2024	56,126
248,482	Bear Stearns ARM Trust 2004-7, 3.282% due 10/25/2034	236,523
357,432	Bear Stearns Asset Backed Securities Trust 2003-AC4, 5.658% due 9/25/2033	337,623
225,315	Bear Stearns Asset Backed Securities Trust 2003-AC5, 6.091% due 10/25/2033	224,882
158,860	Bear Stearns Asset Backed Securities Trust 2003-AC6, 3.866% due 11/25/2033	142,097
153,323	Bear Stearns Asset Backed Securities Trust 2004-SD1, 6.000% due 12/25/2042	137,631
894,663	Bear Stearns Mortgage Funding Trust 2006-AR1, 1.476% due 8/25/2036	1,290,711
1,597,902	Bear Stearns Mortgage Funding Trust 2006-AR5, 1.426% due 12/25/2046	2,979,841
390,699	Bear Stearns Mortgage Funding Trust 2007-AR3, 1.356% due 3/25/2037	356,364
2,400,000	Bsprt 2017-Fl1 Issuer Ltd, 5.326% due 06/15/2027	2,400,000
2,700,000	ChaseFlex Trust Series 2007-2, 1.616% due 5/25/2037	1,902,007
916,799	CHL Mortgage Pass-Through Trust 2003-58, 3.326% due 2/19/2034	844,362
103,575	CHL Mortgage Pass-Through Trust 2004-2, 3.450% due 3/25/2034	55,485
1,705,570	CHL Mortgage Pass-Through Trust 2004-6, 3.599% due 5/25/2034	1,508,311
700,158	CHL Mortgage Pass-Through Trust 2005-2, 1.896% due 3/25/2035	636,064
90,318	CHL Mortgage Pass-Through Trust 2005-11, 1.486% due 4/25/2035	86,551
915,457	CHL Mortgage Pass-Through Trust 2005-14, 5.500% due 7/25/2035	607,618
238,130	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.362% due 2/25/2047	207,319
254,835	Citicorp Mortgage Securities Trust Series 2006-4, 6.000% due 8/25/2036	251,378
525,920	Citigroup Mortgage Loan Trust 2005-3, 3.176% due 8/25/2035	382,900
153,190	CitiMortgage Alternative Loan Trust Series 2007-A1, 6.000% due 1/25/2037	142,232
194,985	Credit Suisse First Boston Mortgage Securities Corp., 5.713% due 5/25/2033	174,494
1,519,040	Deutsche Mortgage Securities Inc REMIC Trust Certificates Series 2008-RS1, 1.474% due 5/28/2037, 144A (b)	261,182
41,973	DSLA Mortgage Loan Trust 2004-AR3, 2.309% due 7/19/2044	37,064
233,658	DSLA Mortgage Loan Trust 2005-AR1, 1.539% due 2/19/2045	67,088
20,914,865	Fannie Mae REMICS, 4.834% due 03/25/2039	1,902,931
4,513,267	Freddie Mac REMICS, 5.541% due 02/15/2042	775,660
805,058	GreenPoint Mortgage Loan Trust 2004-1, 1.791% due 10/25/2034	731,738
4,176,000	GSAA Trust, 2.416% due 6/25/2035	3,114,477
5,000,000	GSAA Trust, 1.986% due 6/25/2035	2,204,595
3,356,718	GSR Mortgage Loan Trust 2006-4F, 1.566% due 5/25/2036	1,293,017
1,492,593	GSR Mortgage Loan Trust 2006-9F, 1.566% due 10/25/2036	604,168
41,592	GSR Mortgage Loan Trust 2006-AR2, 3.396% due 4/25/2036	38,134
6,233,335	HarborView Mortgage Loan Trust 2007-1, 1.389% due 3/19/2037	3,509,915
442,286	HomeBanc Mortgage Trust 2004-2, 2.191% due 12/25/2034	398,665
281,829	Impac CMB Trust Series 2004-6, 3.166% due 10/25/2034	259,479
181,252	Impac CMB Trust Series 2005-2, 1.981% due 4/25/2035	142,004
252,536	Impac CMB Trust Series 2005-2, 2.341% due 4/25/2035	233,432
216,460	Impac CMB Trust Series 2005-2, 3.691% due 4/25/2035	206,403

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Principal ($)		Fair Value
	ALTERNATIVE-A/PRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 22.3%
165,656	Impac CMB Trust Series 2005-3, 1.816% due 8/25/2035	$ 141,776
85,545	Impac CMB Trust Series 2005-6, 4.591% due 10/25/2035	84,844
4,067,630	Impac Secured Assets CMN Owner Trust, 2.866% due 2/25/2035	2,940,883
176,743	IndyMac INDX Mortgage Loan Trust 2004-AR5, 2.116% due 8/25/2034	3,818
700,999	JP Morgan Mortgage Trust 2005-A1, 3.461% due 2/25/2035	561,679
179,115	JP Morgan Mortgage Trust 2006-S3, 6.500% due 8/25/2036	157,556
317,815	MASTR Alternative Loan Trust 2006-2, 1.616% due 3/25/2036	71,979
488,947	MASTR Alternative Loan Trust 2006-2, 1.566% due 3/25/2036	109,205
136,106	MASTR Asset Securitization Trust 2004-3, 5.500% due 3/25/2034	136,453
743,523	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3, 3.489% due 9/25/2037	577,304
143,485	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1, 3.276% due 2/25/2034	118,621
695,000	Prime Mortgage Trust 2006-CL1, 1.696% due 2/25/2035	396,855
992,000	Prime Mortgage Trust 2006-CL1, 1.616% due 2/25/2035	655,136
325,067	RAAC Series 2004-SP3 Trust, 3.066% due 9/25/2034	224,145
259,692	RALI Series 2003-QS9 Trust, 1.666% due 5/25/2018	255,144
93,106,228	RALI Series 2006-QS12 Trust, 0.475% due 9/25/2036	1,441,191
2,426,478	RALI Series 2007-QH7 Trust, 1.486% due 8/25/2037	591,722
3,955,079	Residential Asset Securitization Trust 2007-A9, 7.000% due 9/25/2037	1,146,195
60,920	RFSC Series 2001-RM2 Trust, 3.082% due 6/25/2031	56,975
951,435	Sequoia Mortgage Trust 5, 2.409% due 10/19/2026	509,152
515,677	Sequoia Mortgage Trust 9, 2.337% due 9/20/2032	421,032
1,025,870	Structured Asset Mortgage Investments II Trust 2006-AR3, 1.426% due 4/25/2036	930,707
998,142	Structured Asset Mortgage Investments II Trust 2007-AR4, 1.466% due 9/25/2047	2,135,118
200,298	WaMu Mortgage Pass-Through Certificates Series 2003-S10 Trust, 4.721% due 10/25/2018	197,718
40,009	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust, 5.220% due 2/25/2018	39,738
12,310	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust, 5.220% due 2/25/2018	12,183
316,653	Wells Fargo Mortgage Backed Securities 2004-C Trust, 3.327% due 4/25/2034	162,029
124,979	Wells Fargo Mortgage Backed Securities 2005-AR8 Trust, 3.299% due 6/25/2035	120,152
	TOTAL ALTERNATIVE-A/PRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $52,576,572)	56,121,072

	COMMERCIAL MORTGAGE BACKED SECURITIES - 11.5%
1,250,000	Banc of America Commercial Mortgage Trust 2006-1, 5.737% due 9/10/2045, 144A (b)	1,167,464
605,772	Bayview Commercial Asset Trust 2005-2, 1.696% due 8/25/2035, 144A (b)	546,422
446,151	Bayview Commercial Asset Trust 2005-2, 1.826% due 8/25/2035, 144A (b)	400,791
227,164	Bayview Commercial Asset Trust 2005-2, 1.836% due 8/25/2035, 144A (b)	197,273
227,164	Bayview Commercial Asset Trust 2005-2, 1.876% due 8/25/2035, 144A (b)	194,446
682,785	Bayview Commercial Asset Trust 2006-2, 1.636% due 7/25/2036, 144A (b)	571,743
3,599,212	Bayview Commercial Asset Trust 2006-SP2, 1.686% due 1/25/2037, 144A (b)	3,070,529
1,117,050	Bayview Commercial Asset Trust 2006-SP2, 1.706% due 1/25/2037, 144A (b)	920,057
1,197,389	Bayview Commercial Asset Trust 2006-SP2, 1.776% due 1/25/2037, 144A (b)	951,170
833,627	Bayview Commercial Asset Trust 2007-1, 1.506% due 3/25/2037, 144A (b)	720,358
3,098,540	Bayview Commercial Asset Trust 2007-2, 1.344% due 7/25/2037, 144A (b)	2,698,111
4,149,043	Bayview Commercial Asset Trust 2007-4, 1.766% due 9/25/2037, 144A (b)	3,095,046
8,628,500	Bayview Commercial Asset Trust 2007-5, 2.716% due 10/25/2037, 144A (b)	4,854,171
750,000	Bayview Commercial Asset Trust 2008-1, 2.716% due 1/25/2038, 144A (b)	645,316
1,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 1.866% due 4/25/2036, 144A (b)	925,612
1,700,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 2.316% due 4/25/2036, 144A (b)	1,332,354
2,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 3.466% due 4/25/2036, 144A (b)	1,260,883
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust 2016-1 7.284% due 3/25/2049, 144A (b)	1,471,690
1,500,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1, 5.847% due 2/15/2039, 144A (b)	1,509,945
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, 5.561% due 7/15/2041	141,151
814,801	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623% due 5/12/2045	701,729
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 6.139% due 4/17/2045	271,347

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Principal ($)		Fair Value
	COMMERCIAL MORTGAGE BACKED SECURITIES - (continued) 11.5%
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 6.139% due 4/17/2045	$ 98,793
253,842	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10, 5.464% due 1/15/2049	253,662
1,500,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 6.033% due 5/15/2043, 144A (b)	1,129,486
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $28,633,158)	29,129,549

	CORPORATE BONDS - 7.0%
	FINANCIAL - 7.0%
95,275	Cobre Del Mayo SA de CV, 8.750% due 11/15/2022, 144A (b)	-
7,250,000	Ocwen Financial Corp. 8.375% due 11/15/2022, 144A (b)	6,869,375
7,275,000	TitleMax Finance Corp., 8.500% due 9/15/2018, 144A (b)	6,947,625
4,500,000	Transworld Systems Inc 8.500% due 9/15/2018, 144A (b)	3,003,750
1,400,000	Walter Investment Management Corp., 7.875% due 12/15/2021	882,000
	TOTAL CORPORATE BONDS (Cost $18,078,778)	17,702,750

	MANUFACTURED HOUSING - 1.4%
3,981,057	Conseco Financial Corp., 6.970% due 5/15/2029	3,257,773
267,467	Origen Manufactured Housing Contract Trust 2001-A, 7.820% due 3/15/2032	264,434
	TOTAL MANUFACTURED HOUSING (Cost $3,541,531)	3,522,207

	SECOND LIEN MORTGAGE BACKED SECURITIES - 0.3%
171,839	Irwin Home Equity Loan Trust 2006-1, 1.426% due 9/25/2035, 144A (b)	158,554
258,894	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1, 3.867% due 6/25/2036	220,011
385,723	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1.836% due 1/25/2036, 144A (b)	386,220
	TOTAL SECOND LIEN MORTGAGE BACKED SECURITIES - (Cost $717,386)	764,785

	SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES - 48.9%
172,537	ABFC 2004-HE1 Trust, 3.766% due 10/25/2033	134,393
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1, 6.466% due 11/25/2032	292,111
447,512	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 6.466% due 11/25/2033	402,704
1,330,464	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 4.216% due 04/25/2034	1,205,193
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 4.591% due 04/25/2034	204,154
3,601,616	ACE Securities Corp Home Equity Loan Trust Series 2005-HE3, 2.206% due 05/25/2035	2,187,691
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 4.716% due 05/25/2035	1,153,614
1,183,582	AFC Home Equity Loan Trust, 2.026% due 06/25/2029	1,029,406
491,405	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12, 5.002% due 01/25/2034	513,455
472,517	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-13, 4.914% due 01/25/2034	472,873
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004 R3, 3.976% due 05/25/2034	1,067,116
324,926	Amortizing Residential Collateral Trust 2001-BC6, 2.416% due 10/25/2031	265,628
3,764,955	Amortizing Residential Collateral Trust 2002-BC8, 4.066% due 11/25/2032	3,413,437
414,596	Argent Securities Inc Asset Back Pass Thr Certs Ser 2003-W4, 4.263% due 10/25/2033, 144A (b)	277,157
239,214	Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W5, 4.141% due 04/25/2034	217,876
97,927	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 3.991% due 01/25/2034	70,592
450,217	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 3.391% due 03/25/2034	445,919
113,554	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 4.159% due 08/15/2033	113,469
622,304	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 3.116% due 09/25/2034, 144A (b)	448,403
483,310	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 3.966% due 09/25/2034, 144A (b)	235,574
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 2.446% due 02/25/2035	179,186
3,046,000	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE7, 2.466% due 07/25/2035	1,979,074
1,359,509	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, 3.241% due 05/25/2035	1,058,976
1,873,876	Asset-Backed Pass Through Certificates 2002-3, 4.441% due 08/25/2032	985,506
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 2.896% due 01/25/2035	1,337,733
355,569	Asset-Backed Pass-Through Certificates Series 2004-R2, 3.766% due 04/25/2034	259,178
549,110	BCMSC Trust 2001-A, 8.265% due 12/15/2030	328,736

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Principal ($)		Fair Value
	SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 48.9%
575,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1, 5.216% due 10/25/2034	$ 569,624
293,321	Bear Stearns Asset Backed Securities I Trust 2004-FR2, 4.066% due 06/25/2034	251,456
912,695	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 4.066% due 09/25/2034	737,299
336,324	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 3.916% due 12/25/2034	299,486
227,870	Bear Stearns Asset Backed Securities I Trust 2004-HE6, 5.341% due 08/25/2034	156,110
216,147	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 3.316% due 08/25/2034	204,987
300,753	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 6.841% due 08/25/2034	260,102
614,023	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 3.316% due 09/25/2034	553,086
410,028	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 3.841% due 11/25/2034	344,941
1,369,767	Bear Stearns Asset Backed Securities I Trust 2005-HE4, 3.091% due 04/25/2035	1,165,542
1,257,884	Bear Stearns Asset Backed Securities I Trust 2007-HE2, 1.386% due 03/25/2037	1,456,975
84,663	Bear Stearns Asset Backed Securities Trust, 6.841% due 07/25/2034	68,756
697,016	Bear Stearns Asset Backed Securities Trust 2004-HE2, 3.316% due 03/25/2034	674,284
59,550	Bear Stearns Asset Backed Securities Trust 2004-HE2, 3.841% due 03/25/2034	58,535
331,640	Bear Stearns Asset Backed Securities Trust 2004-HE2, 5.597% due 03/25/2034	325,084
169,733	Bear Stearns Asset Backed Securities Trust 2007-SD2, 6.000% due 09/25/2046	170,815
523,364	Carrington Mortgage Loan Trust Series 2004-NC1, 3.541% due 05/25/2034	452,713
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 2.386% due 02/25/2035	931,462
81,661	Carrington Mortgage Loan Trust Series 2006-NC4, 1.316% due 10/25/2036	81,394
323,726	C-BASS 2007-CB1 TRUST, 1.286% due 01/25/2037	136,516
655,462	CDC Mortgage Capital Trust 2003-HE2, 4.066% due 10/25/2033	549,222
387,647	CDC Mortgage Capital Trust 2004-HE1, 3.016% due 06/25/2034	342,121
1,239,907	CDC Mortgage Capital Trust 2004-HE3, 3.016% due 11/25/2034	1,136,483
465,817	Centex Home Equity Loan Trust 2001-b, 7.330% due 07/25/2032	433,710
550,856	Centex Home Equity Loan Trust 2004-B, 2.791% due 03/25/2034	400,601
4,049,717	Centex Home Equity Loan Trust 2004-C, 2.941% due 06/25/2034	3,008,335
190,056	Centex Home Equity Loan Trust 2004-D, 2.216% due 09/25/2034	174,639
154,556	Chase Funding Trust Series 2003-3, 4.885% due 05/25/2032	97,124
188,487	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-2, 1.536% due 05/25/2035, 144A (b)	173,905
252,101	Citicorp Mortgage Securities Trust Series 2007-7, 0.000% due 08/25/2037 ^	186,962
1,612,500	Citicorp Residential Mortgage Trust Series 2006-1, 5.42% due 07/25/2036	1,361,825
166,852	Citigroup Mortgage Loan Trust 2007-AR8, 3.437% due 07/25/2037	154,171
528,796	Citigroup Mortgage Loan Trust 2007-OPX1, 6.333% due 01/25/2037	351,336
6,033,151	Citigroup Mortgage Loan Trust 2007-WFHE2, 1.866% due 03/25/2037	3,210,830
62,366	Citigroup Mortgage Loan Trust Inc, 3.491% due 02/25/2034	62,141
66,171	Citigroup Mortgage Loan Trust Inc, 3.382% due 03/25/2034	63,940
698,179	Citigroup Mortgage Loan Trust Inc, 2.311% due 02/25/2035	634,845
232,727	Citigroup Mortgage Loan Trust Inc, 3.076% due 02/25/2035	202,158
316,181	Countrywide Asset-Backed Certificates, 4.591% due 03/25/2032, 144A (b)	304,377
449,414	Countrywide Asset-Backed Certificates, 1.666% due 03/25/2047, 144A (b)	261,129
103,089	Countrywide Asset-Backed Certificates, 3.166% due 02/25/2034	100,221
841,422	Countrywide Asset-Backed Certificates, 3.841% due 12/25/2032	590,244
142,732	Countrywide Asset-Backed Certificates, 3.766% due 04/25/2033	125,354
99,529	Countrywide Asset-Backed Certificates, 3.886% due 05/25/2032	78,405
558,011	Countrywide Asset-Backed Certificates, 3.466% due 11/25/2032	435,539
459,690	Countrywide Asset-Backed Certificates, 3.316% due 08/25/2033	448,799
93,483	Countrywide Asset-Backed Certificates, 3.091% due 10/25/2034	81,854
246,356	Credit Suisse First Boston Mortgage Securities Corp, 3.216% due 10/25/2032	227,842
670,422	Credit Suisse First Boston Mortgage Securities Corp, 3.216% due 02/25/2035	634,346
1,360,918	Credit-Based Asset Servicing & Securitization LLC, 4.203% due 05/25/2050, 144A (b)	1,097,497
3,505,000	Credit-Based Asset Servicing & Securitization LLC, 5.171% due 09/25/2035, 144A (b)	2,623,201
2,920,000	Credit-Based Asset Servicing & Securitization LLC, 1.916% due 07/25/2036, 144A (b)	2,544,068
618,070	Credit-Based Asset Servicing & Securitization LLC, 6.841% due 10/25/2032	551,272
928,113	Credit-Based Asset Servicing & Securitization LLC, 3.166% due 04/25/2032	771,538

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Principal ($)		Fair Value
	SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 48.9%
84,745	Credit-Based Asset Servicing & Securitization LLC, 2.311% due 01/25/2035	$ 82,083
261,068	Credit-Based Asset Servicing & Securitization LLC, 2.641% due 01/25/2033	259,813
914,449	CSFB Mortgage-Backed Trust Series 2004-7, 5.924% due 11/25/2034	387,953
441,912	CWABS Asset-Backed Certificates Trust 2005-1, 5.555% due 07/25/2035	327,478
783,000	CWABS Asset-Backed Certificates Trust 2005-4, 4.857% due 07/25/2035	239,653
95,963	CWABS Inc Asset-Backed Certificates Trust 2004-4, 3.136% due 04/25/2034	95,852
2,162,343	CWABS Inc Asset-Backed Certificates Trust 2004-4, 5.716% due 08/25/2033	1,884,812
183,757	CWABS Inc Asset-Backed Certificates Trust 2004-5, 2.071% due 08/25/2034	180,833
381,552	CWABS Inc Asset-Backed Certificates Trust 2004-5, 3.541% due 05/25/2034	369,809
59,485	CWABS Inc Asset-Backed Certificates Trust 2004-5, 4.216% due 04/25/2034	58,038
1,007,443	EMC Mortgage Loan Trust 2002-A, 3.766% due 05/25/2039, 144A (b)	677,594
681,206	EquiFirst Mortgage Loan Trust 2004-3, 3.841% due 12/25/2034	621,105
850,860	EquiFirst Mortgage Loan Trust 2005-1, 3.016% due 04/25/2035	705,563
281,641	FBR Securitization Trust, 1.891% due 10/25/2035	172,155
1,660,836	FFMLT Trust 2005-FFA, 6.114% due 03/25/2025	1,127,769
579,744	Finance America Mortgage Loan Trust 2004-1, 3.391% due 06/25/2034	419,444
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 2.791% due 02/25/2033	480,181
546,345	First Franklin Mortgage Loan Trust 2002-FFA, 3.216% due 09/25/2032	546,862
523,638	First Franklin Mortgage Loan Trust 2003-FFH1, 3.841% due 09/25/2033	467,796
702,049	First Franklin Mortgage Loan Trust 2004-FF7, 5.500% due 09/25/2034	459,341
87,842	First Franklin Mortgage Loan Trust 2004-FFB, 5.062% due 06/25/2024	86,886
720,683	Fremont Home Loan Trust 2004-C, 2.941% due 08/25/2034	628,975
371,272	GE Capital Mortgage Services Inc 1999-HE2 Trust, 7.905% due 07/25/2029	161,975
178,106	GSAMP Trust 2003-SEA, 5.466% due 02/25/2033, 144A (b)	176,796
662,795	GSAMP Trust 2004-HE2, 4.135% due 09/25/2034	363,778
120,526	GSAMP Trust 2004-OPT, 3.766% due 11/25/2034	76,441
1,600,000	GSAMP Trust 2005-SD2, 2.666% due 04/25/2035, 144A (b)	1,115,308
2,287,845	GSAMP Trust 2006-HE3, 1.496% due 05/25/2046	1,107,763
2,126,778	GSMPS Mortgage Loan Trust 2003-3, 7.09% due 06/25/2043, 144A (b)	1,289,188
237,122	Home Equity Asset Trust, 3.766% due 03/25/2033	194,732
197,525	Home Equity Asset Trust, 3.716% due 04/25/2034	164,790
1,333,643	Home Equity Asset Trust, 4.716% due 03/25/2034	1,199,084
600,138	Home Equity Asset Trust, 3.816% due 08/25/2034	732,410
770,660	Home Equity Asset Trust, 2.716% due 03/25/2035	701,631
284,592	Home Equity Asset Trust 2002-2, 3.066% due 06/25/2032	240,546
228,145	Home Equity Asset Trust 2006-2, 1.596% due 05/25/2036, 144A (b)	217,693
25,614	Home Equity Loan Trust 2003-HS2, 4.370% due 07/25/2033	25,596
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1.656% due 03/25/2036	115,764
539,742	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 3.391% due 12/25/2032	438,130
198,785	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A, 5.945% due 04/25/2033	177,104
551,408	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 4.366% due 11/25/2034	549,564
37,483	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 4.498% due 11/25/2034	31,245
239,819	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 2.641% due 03/25/2035	217,418
449,660	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 3.091% due 03/25/2035	406,633
239,819	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 3.841% due 03/25/2035	198,597
14,774	IMC Home Equity Loan Trust 1998-5, 6.560% due 12/20/2029	15,112
271,105	Long Beach Mortgage Loan Trust 2001-2, 3.716% due 07/25/2031	422,774
245,359	Long Beach Mortgage Loan Trust 2001-4, 3.691% due 03/25/2032	225,442
164,675	Long Beach Mortgage Loan Trust 2003-3, 3.991% due 07/25/2033	163,738
423,622	Long Beach Mortgage Loan Trust 2003-4, 3.841% due 08/25/2033	431,460
828,477	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 3.691% due 07/25/2034	684,554
254,339	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 5.566% due 08/25/2035	233,989
491,885	Merrill Lynch Mortgage Investors Trust Series 2004-WMC2, 3.991% due 12/25/2034	453,141

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Principal ($)		Fair Value
	SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 48.9%
828,187	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 6.841% due 09/25/2035, 144A (b)	$ 774,613
105,291	Morgan Stanley ABS Capital I Inc Trust 2003-HE1, 4.066% due 05/25/2033	103,737
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 6.166% due 04/25/2033	691,259
323,250	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 6.841% due 06/25/2033	318,643
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 6.616% due 09/25/2033	393,257
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 6.841% due 09/25/2033	488,166
567,154	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 4.366% due 05/25/2034	558,064
1,704,128	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 3.241% due 08/25/2034	1,461,718
349,595	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 3.166% due 09/25/2034	316,790
189,329	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 3.916% due 09/25/2034	183,915
1,826,930	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 2.791% due 11/25/2034	1,503,386
63,105	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 2.941% due 07/25/2034	61,697
562,610	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 3.091% due 09/25/2034	539,400
461,807	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 3.991% due 09/25/2034	455,491
1,350,834	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 2.641% due 01/25/2035	832,998
1,397,222	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 2.521% due 12/25/2034	1,057,484
989,899	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 2.311% due 01/25/2035	855,159
2,030,810	Morgan Stanley ABS Capital I Inc Trust 2005-NC2, 2.251% due 03/25/2035	1,080,106
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 2.266% due 04/25/2035	152,777
92,567	Morgan Stanley Capital I Inc Trust 2003-NC4, 4.741% due 04/25/2033	83,629
257,933	Morgan Stanley Dean Witter Capital I Inc Trust 2001-NC1, 2.161% due 10/25/2031	271,169
218,577	Morgan Stanley Dean Witter Capital I Inc Trust 2002-AM2, 3.166% due 05/25/2032	214,769
560,538	MortgageIT Trust 2005-2, 2.026% due 05/25/2035	508,767
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1.496% due 03/25/2037	1,790,094
613,899	New Century Home Equity Loan Trust 2004-1, 3.541% due 05/25/2034	561,762
196,851	New Century Home Equity Loan Trust 2004-3, 2.941% due 11/25/2034	171,974
3,939,211	New Century Home Equity Loan Trust 2005-2, 2.236% due 06/25/2035	2,040,631
950,602	New Century Home Equity Loan Trust Series 2003-2, 4.216% due 01/25/2033	892,736
2,000,000	New Century Home Equity Loan Trust Series 2005-D, 1.686% due 02/25/2036	1,168,662
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1, 3.766% due 06/25/2034	1,141,221
106,434	NovaStar Mortgage Funding Trust Series 2004-3, 3.991% due 12/25/2034	91,064
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4, 3.766% due 03/25/2035	1,965,822
470,161	Option One Mortgage Loan Trust 2004-2, 2.791% due 05/25/2034	416,012
593,107	Option One Mortgage Loan Trust 2004-2, 3.916% due 05/25/2034	479,499
4,830,194	Park Place Securities Inc Series 2005-WCW1, 1.876% due 09/25/2035	1,118,926
980,213	Popular ABS Mortgage Pass-Through Trust 2005-A, 2.866% due 06/25/2035	721,439
2,998,540	Popular ABS Mortgage Pass-Through Trust 2006-E, 1.496% due 01/25/2037	1,376,833
269,197	Provident Bank Home Equity Loan Trust 1999-3, 2.056% due 01/25/2031	230,424
115,905	Quest Trust, 6.091% due 02/25/2034, 144A (b)	116,167
1,000,000	RAMP Series 2005-EFC4 Trust, 1.846% due 09/25/2035	752,773
1,161,449	RASC Series 2004-KS1 Trust, 2.791% due 02/25/2034	1,099,769
1,341,430	RASC Series 2004-KS6 Trust, 5.210% due 07/25/2034	838,527
443,539	Renaissance Home Equity Loan Trust 2002-3, 6.466% due 12/25/2032	290,234
468,365	SASCO Mortgage Loan Trust 2004-GEL2, 5.006% due 05/25/2034	434,193
719,805	SASCO Mortgage Loan Trust 2004-GEL2, 5.006% due 05/25/2034	595,154
578,126	Saxon Asset Securities Trust 2003-3, 4.141% due 12/25/2033	493,993
1,709,557	Saxon Asset Securities Trust 2004-1, 3.402% due 03/25/2035	406,165
1,000,000	Saxon Asset Securities Trust 2005-3, 2.416% due 11/25/2035	194,983
5,250,000	Saxon Asset Securities Trust 2006-1, 1.981% due 03/25/2036	853,449
4,500,000	Saxon Asset Securities Trust 2007-4, 4.216% due 12/25/2037, 144A (b)	2,326,786
319,340	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 3.391% due 02/25/2034	297,845
30,746	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 4.216% due 02/25/2034	25,113
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 2.896% due 09/25/2034	110,710
240,994	Securitized Asset Backed Receivables LLC Trust 2005-FR3, 2.191% due 04/25/2035	163,217

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2017
Principal ($)		Fair Value
	SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 48.9%
316,489	Security National Mortgage Loan Trust 2005-1, 0.014% due 02/25/2035, 144A (b)	$ 266,099
236,788	Soundview Home Loan Trust 2004-WMC1, 2.416% due 01/25/2035	215,208
2,827,306	Soundview Home Loan Trust 2006-3, 1.376% due 11/25/2036	2,665,106
480,000	Soundview Home Loan Trust 2007-OPT2, 1.396% due 07/25/2037	389,197
174,448	Specialty Underwriting & Residential Finance Trust Series 2003-BC2, 5.716% due 06/25/2034	152,977
363,156	Specialty Underwriting & Residential Finance Trust Series 2003-BC3, 3.616% due 08/25/2034	335,429
357,229	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 3.166% due 02/25/2035	352,337
443,457	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 3.766% due 02/25/2035	359,407
229,287	Specialty Underwriting & Residential Finance Trust Series 2004-BC3, 3.841% due 07/25/2035	220,950
191,352	Structured Asset Investment Loan Trust, 5.716% due 10/25/2033	196,436
406,111	Structured Asset Investment Loan Trust 2003-BC10, 5.716% due 10/25/2033	384,118
54,405	Structured Asset Investment Loan Trust 2003-BC2, 2.596% due 04/25/2033	47,347
145,759	Structured Asset Investment Loan Trust 2003-BC4, 6.091% due 06/25/2033	121,337
51,196	Structured Asset Investment Loan Trust 2003-BC8, 3.841% due 08/25/2033	50,271
851,404	Structured Asset Investment Loan Trust 2003-BC8, 5.716% due 08/25/2033	690,091
154,561	Structured Asset Investment Loan Trust 2004-8, 2.146% due 09/25/2034	151,809
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 2.491% due 12/25/2034	435,892
648,655	Structured Asset Sec Corp Mort Pass Through Certtificates, Series 2001-sb1, 3.375% due 08/25/2031	595,202
55,242	Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-6XS, 5.670% due 03/25/2034	54,702
483,114	Terwin Mortgage Trust 2003-7SL, 8.000% due 12/25/2033, 144A (b)	448,443
260,000	Terwin Mortgage Trust 2007-QHL1, 2.524% due 10/25/2038, 144A (b)	154,478
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE, 6.000% due 07/25/2034	144,951
112,950	Terwin Mortgage Trust Series TMTS 2003-5SL, 8.000% due 10/25/2034, 144A (b)	114,001
1,421,386	Truman Capital Mortgage Loan Trust, 3.966% due 01/25/2034, 144A (b)	1,326,763
1,042,148	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 5.716% due 10/25/2034, 144A (b)	1,006,418
408,681	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 4.036% due 10/25/2034	399,126
433,039	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, 2.166% due 04/25/2034	402,571
	TOTAL SUBPRIME RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $118,326,551)	123,164,583

	SHORT-TERM INVESTMENT - 9.0%
	MONEY MARKET FUND - 9.0%
22,682,820	Goldman Sachs Financial Square Funds - Government Fund	22,682,820
	Government Fund, to yield 0.65% * (Cost $22,682,820)

	TOTAL INVESTMENTS - 100.4% (Cost $244,556,796) (a)	$ 253,087,766
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(986,701)
	NET ASSETS - 100.0%	$ 252,101,065

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $244,556,796 differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 10,449,054
	Unrealized Depreciation:	(1,918,084)
	Net Unrealized Appreciation:	$ 8,530,970

* Money market fund; interest rate reflects seven-day effective yield on June 30, 2017.
^ Zero Coupon Bond
(b) 144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2017 144A securities amounted to $69,066,262 or 27.4% of net assets.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Subprime Residentials Mortgage Backed Securities	$ -	$ 123,164,583	$ -	$ 123,164,583
Alternative-A/Prime Residential Mortgage Backed Securities	-	56,121,072	-	56,121,072
Commercial Mortgage Backed Securities	-	29,129,549	-	29,129,549
Corporate Bond	-	17,702,750	-	17,702,750
Manufactured Housing	-	3,522,207	-	3,522,207
Second Lien Mortgage Backed Securities	-	764,785	-	764,785
Short-Term Investment	22,682,820	-	-	22,682,820
Total	$ 22,682,820	$ 230,404,946	$ -	$ 253,087,766

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer / President

Date 8/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer / President

Date 8/28/2017

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 8/28/2017